Mining concessions, development costs, right-of-use assets, property, plant and equipment, net - Net assets for right in use (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($) T	Dec. 31, 2017 USD ($)
Mining concessions, development costs, property, plant and equipment, net
After-tax discount rate applied to the pre-tax cash flows	4.88
Pre-tax discount rate applied to the pre-tax cash flows	6.92%
Book Value Of Assets Under Finance Lease	$ 313,300	$ 337,300
Acquisition Of Assets Under Lease	0	0
Capitalized finance costs	0	$ 0
Right-of-use assets	6,185
Additions to right-of-use assets	3,700
Disposal of right of use assets	10,900
Stripping activity asset of ore | T		5.50
Stripping activity asset of waste | T		9.20
Write-off of stripping activity asset	0	$ 0	$ 13,573
Buildings
Mining concessions, development costs, property, plant and equipment, net
Right-of-use assets	4,602
Transportation units
Mining concessions, development costs, property, plant and equipment, net
Right-of-use assets	1,112
Machinery and equipment
Mining concessions, development costs, property, plant and equipment, net
Right-of-use assets	$ 471
El Brocal [Member]
Mining concessions, development costs, property, plant and equipment, net
After-tax discount rate applied to the pre-tax cash flows	7.02
Pre-tax discount rate applied to the pre-tax cash flows	9.95%
Goodwill	$ 34,000
Mining activities [Member]
Mining concessions, development costs, property, plant and equipment, net
Reversal of impairment loss		11,800
Mining activities [Member] | Breapampa [Member]
Mining concessions, development costs, property, plant and equipment, net
Reversal of impairment loss		7,400
Mining activities [Member] | Recuperada [Member]
Mining concessions, development costs, property, plant and equipment, net
Reversal of impairment loss		7,100
Mining activities [Member] | Shila Paula [Member]
Mining concessions, development costs, property, plant and equipment, net
Reversal of impairment loss		2,700
La Zanja mining unit [Member]
Mining concessions, development costs, property, plant and equipment, net
After-tax discount rate applied to the pre-tax cash flows	5.15
Pre-tax discount rate applied to the pre-tax cash flows	7.31%
Reversal of impairment loss recognised in profit or loss, property, plant and equipment		5,700	$ 21,600
Shila-Paula mining unit [Member]
Mining concessions, development costs, property, plant and equipment, net
Reversal of impairment loss recognised in profit or loss, property, plant and equipment		$ 2,800
Impairment Of Long Lived Asset [Member] | La Zanja mining unit [Member]
Mining concessions, development costs, property, plant and equipment, net
Provisions	$ 0
Impairment Of Long Lived Asset [Member] | Julcani Mining Unit [Member]
Mining concessions, development costs, property, plant and equipment, net
Provisions	$ 2,100